Warrant Liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jan. 25, 2022	Jan. 24, 2022	Jan. 18, 2022
Derivative [Line Items]
Warrant liability	$ 1,595	$ 2,795
Liberty Warrants and Liberty Advisory Fee Warrant
Derivative [Line Items]
Warrant liability	$ 1,084	2,017			$ 30,900
Liberty Warrants and Liberty Advisory Fee Warrant | Class A Ordinary Shares
Derivative [Line Items]
Number of securities called by warrants or rights (in shares)	5,000,000
Warrant price (in usd per share)	$ 10.00
Purchase of price	$ 150,000
Liberty Warrants and Liberty Advisory Fee Warrant | Class A Ordinary Shares
Derivative [Line Items]
Number of securities called by warrants or rights (in shares)	15,000,000
Warrant price (in usd per share)	$ 15.00
Liberty Advisory Fee Warrant | Class A Ordinary Shares
Derivative [Line Items]
Warrant price (in usd per share)	$ 10.00
Purchase of warrants, shares (in shares)	$ 2,500
PIPE Warrant
Derivative [Line Items]
Warrant liability	$ 56	97	$ 1,300
$8.63 Warrants
Derivative [Line Items]
Warrant price (in usd per share)	$ 8.63		$ 8.63	$ 11.50
Warrant liability	$ 455	$ 681
Warrant liability, initial fair value	$ 4,900
Warrant redemption (in usd per share)			$ 13.50	$ 18.00
$8.63 Warrants | CF V Sponsor
Derivative [Line Items]
Class of warrant or right, exercisable period after closing date (in days)			30 days
Warrants and rights outstanding, term (in years)			5 years
SPAC Public Warrants | CF V Sponsor
Derivative [Line Items]
Warrants issued (in shares)			8,333,333
SPAC Private Placement Warrants | CF V Sponsor
Derivative [Line Items]
Warrants issued (in shares)			200,000
Forward Purchase Contract Warrant | CF V Sponsor
Derivative [Line Items]
Warrants, unissued (in shares)			333,333